Summary of Significant Accounting Policies (Details) - Schedule of currency exchange rates that were used in creating the consolidated financial statements	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)
Financial Statement Line Items with Differences in Reported Amount and Reporting Currency Denominated Amounts [Line Items]
Year-end spot rate | $	$ 1		$ 1		$ 1
Average rate | $	$ 1		$ 1		$ 1
China, Yuan Renminbi
Financial Statement Line Items with Differences in Reported Amount and Reporting Currency Denominated Amounts [Line Items]
Year-end spot rate | ¥		¥ 6.3726		¥ 6.525		¥ 6.9618
Average rate | ¥		¥ 6.4508		¥ 6.9042		¥ 6.9081